Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Quaker Investment Trust (the “Trust”) File Nos.: 033-38074 and 811-06260

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Quaker Event Arbitrage Fund, Quaker Global Tactical Allocation Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund and Quaker Strategic Growth Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated October 30, 2017, and filed electronically as Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A on October 30, 2017.

If you have any questions concerning the foregoing, please contact Michael Quebbemann of U.S. Bancorp Fund Services, LLC at (414) 765-6316.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann, Esq.
For U.S. Bancorp Fund Services, LLC
as Administrator to the Trust